Schedule of Investments

Emerald Growth Fund

January 31, 2025 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 94.01%
Basic Materials: 0.46%
642,362	Uranium Energy Corp.(a)	$4,535,076

Consumer Discretionary: 5.96%
531,344	Arhaus, Inc.	6,524,904
487,096	Arlo Technologies, Inc.(a)	5,703,894
192,037	BJ's Restaurants, Inc.(a)	6,949,819
44,704	Churchill Downs, Inc.	5,524,520
82,822	Jack in the Box, Inc.	3,245,794
196,548	Latham Group, Inc.(a)	1,434,801
252,996	National Vision Holdings, Inc.(a)	2,884,155
103,115	Ollie's Bargain Outlet Holdings, Inc.(a)	11,498,354
373,170	OneSpaWorld Holdings, Ltd.	7,970,911
492,196	Portillo's, Inc.(a)	6,846,446
		58,583,598

Consumer Staples: 3.55%
199,016	Freshpet, Inc.(a)	31,832,609
144,847	Utz Brands, Inc.	1,935,156
297,229	Zevia PBC, Class A(a)	1,179,999
		34,947,764

Consumer, Cyclical: 0.80%
33,339	Boot Barn Holdings, Inc.(a)	5,362,578
171,700	Rush Street Interactive, Inc.(a)	2,503,386
		7,865,964

Consumer, Non-cyclical: 3.45%
488,837	89bio, Inc.(a)	4,692,835
49,814	Ceribell, Inc.(a)	1,146,220
29,553	GeneDx Holdings Corp.(a)	2,212,042
34,715	Guardant Health, Inc.(a)	1,630,911
80,641	Keros Therapeutics, Inc.(a)	919,307
164,792	Novocure, Ltd.(a)	4,040,700
204,145	Spyre Therapeutics, Inc.(a)	4,693,294
332,057	Vital Farms, Inc.(a)	14,569,001
		33,904,310

Energy: 2.88%
9,442	Atlas Energy Solutions, Inc.	216,788
81,889	Cactus, Inc.	4,889,592
25,254	Expro Group Holdings NV(a)	318,958
85,845	Flowco Holdings, Inc.(a)	2,403,660
166,668	Infinity Natural Resources, Inc.(a)	3,511,695
105,128	Northern Oil and Gas, Inc.	3,779,352
104,580	Sable Offshore Corp.(a)	2,607,179
174,383	Solaris Oilfield Infrastructure, Inc., Class A	4,758,912
Shares		Value (Note 2)
Energy (continued)
105,995	Tidewater, Inc.(a)	$5,841,385
		28,327,521

Financial Services: 13.22%
210,529	Axos Financial, Inc.(a)	14,722,293
314,158	Baldwin Insurance Group, Inc.(a)	12,864,770
93,811	Bancorp, Inc.(a)	5,728,100
100,347	Bowhead Specialty Holdings, Inc.(a)	3,244,219
29,090	Coastal Financial Corp.(a)	2,594,246
130,239	First Busey Corp.	3,162,203
55,116	First Financial Bankshares, Inc.	2,053,622
164,762	Fulton Financial Corp.	3,351,259
136,911	LendingTree, Inc.(a)	6,151,411
101,906	MARA Holdings, Inc.(a)	1,868,956
146,338	Mid Penn Bancorp, Inc.	4,407,701
202,151	Moelis & Co., Class A	15,826,402
45,000	Norwood Financial Corp.	1,197,900
48,000	Orrstown Financial Services, Inc.	1,744,320
195,236	Palomar Holdings, Inc.(a)	21,060,107
83,288	Perella Weinberg Partners	2,150,496
15,565	Selective Insurance Group, Inc.	1,309,484
317,437	Skyward Specialty Insurance Group, Inc.(a)	14,056,110
26,589	Stewart Information Services Corp.	1,733,337
338,791	Trinity Capital, Inc.	5,183,502
47,742	UMB Financial Corp.	5,628,782
		130,039,220

Health Care: 0.21%
749,697	Savara, Inc.(a)	2,024,182

Healthcare: 19.73%
253,451	ACADIA Pharmaceuticals, Inc.(a)	4,729,396
111,931	Akero Therapeutics, Inc.(a)	6,053,228
378,691	Alphatec Holdings, Inc.(a)	4,464,767
114,785	Biohaven, Ltd.(a)	4,390,526
132,591	Blueprint Medicines Corp.(a)	14,920,465
358,275	Bridgebio Pharma, Inc.(a)	12,256,588
284,631	Collegium Pharmaceutical, Inc.(a)	9,142,348
231,863	CVRx, Inc.(a)	3,705,171
80,611	Immunovant, Inc.(a)	1,752,483
199,736	Insmed, Inc.(a)	15,295,783
15,833	Integer Holdings Corp.(a)	2,251,769
124,322	Intra-Cellular Therapies, Inc.(a)	15,798,840
357,336	KalVista Pharmaceuticals, Inc.(a)	3,183,864
238,153	LivaNova PLC(a)	11,895,742
8,977	Madrigal Pharmaceuticals, Inc.(a)	3,005,500
91,481	Merit Medical Systems, Inc.(a)	9,960,451
342,429	NeoGenomics, Inc.(a)	4,896,735
285,705	Orthofix Medical, Inc.(a)	5,236,973
223,111	RadNet, Inc.(a)	14,607,077
187,024	Soleno Therapeutics, Inc.(a)	9,394,215
130,311	TransMedics Group, Inc.(a)	8,802,508

Shares		Value (Note 2)
Healthcare (continued)
494,279	Travere Therapeutics, Inc.(a)	$10,112,948
164,223	Ultragenyx Pharmaceutical, Inc.(a)	7,066,516
962,901	WaVe Life Sciences, Ltd.(a)	11,140,764
		194,064,657

Industrial: 0.44%
127,976	Bloom Energy Corp., Class A(a)	3,017,674
81,610	Mirion Technologies, Inc.(a)	1,292,703
		4,310,377

Industrials: 20.05%
184,008	AAR Corp.(a)	12,468,382
79,051	AeroVironment, Inc.(a)	14,241,038
237,181	ATI, Inc.(a)	13,540,663
15,656	Bowman Consulting Group, Ltd.(a)	398,132
75,970	Carpenter Technology Corp.	14,666,768
105,871	Chart Industries, Inc.(a)	22,401,245
48,159	Fabrinet	10,412,457
440,916	First Advantage Corp.(a)	8,324,494
55,453	Flywire Corp.(a)	1,071,907
215,529	FTAI Aviation Ltd	21,667,130
15,845	Installed Building Products, Inc.	3,150,620
553,439	Kratos Defense & Security Solutions, Inc.(a)	18,468,259
88,849	Louisiana-Pacific Corp.	10,392,668
112,024	Modine Manufacturing Co.(a)	11,364,835
160,779	NV5 Global, Inc.(a)	3,029,076
110,661	Proficient Auto Logistics, Inc.(a)	1,088,904
304,006	RXO, Inc.(a)	7,797,754
123,541	Shift4 Payments, Inc.(a)	14,806,389
53,148	SPX Technologies Inc(a)	7,893,541
		197,184,262

Producer Durables: 0.73%
69,978	Allegiant Travel Co.(a)	7,167,847

Real Estate: 0.72%
67,147	Ryman Hospitality Properties, Inc.	7,039,691

Technology: 19.79%
84,762	Agilysys, Inc.(a)	7,647,228
158,109	Clearwater Analytics Holdings, Inc.(a)	4,452,349
84,039	Cogent Communications Holdings, Inc.	6,331,498
17,020	Commvault Systems, Inc.(a)	2,710,605
469,337	Credo Technology Group Holding, Ltd.(a)	32,862,977
46,174	EverQuote, Inc., Class A(a)	932,715
242,851	FormFactor, Inc.(a)	9,726,182
51,736	Impinj, Inc.(a)	6,564,781
55,393	InterDigital, Inc.	10,135,811
146,899	Kulicke & Soffa Industries, Inc.	6,514,971
64,645	Life360, Inc.(a)	2,955,569
Shares		Value (Note 2)
Technology (continued)
70,876	MACOM Technology Solutions Holdings, Inc.(a)	$9,373,351
164,668	Napco Security Technologies, Inc.	6,043,316
374,722	PDF Solutions, Inc.(a)	10,439,755
171,188	Q2 Holdings, Inc.(a)	16,291,962
231,279	Rambus, Inc.(a)	14,251,412
39,796	Semtech Corp.(a)	2,664,740
16,773	SiTime Corp.(a)	3,425,047
367,651	SkyWater Technology, Inc.(a)	3,797,835
93,005	Sprout Social, Inc.(a)	3,038,473
209,006	Tenable Holdings, Inc.(a)	9,006,068
425,795	TTM Technologies, Inc.(a)	10,470,299
331,746	Varonis Systems, Inc.(a)	15,047,999
		194,684,943

Telecommunications: 2.02%
253,648	Applied Optoelectronics, Inc.(a)	7,081,852
150,606	Lumentum Holdings, Inc.(a)	12,810,547
		19,892,399

	Total Common Stocks
	(Cost $596,724,448)	924,571,811

MUTUAL FUND: 5.32%
Healthcare: 5.32%
1,997,035	F/m Emerald Life Sciences Innovation ETF(a)(c)	52,288,567

	Total Mutual Fund
	(Cost $31,078,469)	52,288,567

SHORT-TERM INVESTMENT: 0.87%
8,557,195	First American Government Obligations Fund, Class X 4.320% (b)	8,557,195

	Total Short-Term Investment
	(Cost $8,557,195)	8,557,195

Total Investments: 100.20%
(Cost $636,360,112)		985,417,573

Liabilities In Excess Of Other Assets: (0.20)%		(1,928,134)
Net Assets: 100.00%		$983,489,439

(a)	Non-income producing security.
(b)	Represents the 7-day yield.
(c)	Affiliated company. See Note 3 to Notes to Quarterly Schedule of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

January 31, 2025 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.24%
Consumer Discretionary: 14.63%
6,701	Amazon.com, Inc.(a)	$1,592,694
8,229	Arlo Technologies, Inc.(a)	96,362
3,317	Chipotle Mexican Grill, Inc.(a)	193,547
2,304	Churchill Downs, Inc.	284,728
291	Costco Wholesale Corp.	285,145
373	Netflix, Inc.(a)	364,331
4,380	Norwegian Cruise Line Holdings Ltd.(a)	124,173
597	Tesla, Inc.(a)	241,546
3,402	TJX Cos., Inc.	424,536
		3,607,062

Consumer Staples: 1.38%
2,131	Freshpet, Inc.(a)	340,853

Consumer, Cyclical: 0.39%
10,960	Genius Sports, Ltd.(a)	96,777

Consumer, Non-cyclical: 0.33%
3,294	Novocure, Ltd.(a)	80,769

Energy: 6.14%
7,038	American Superconductor Corp.(a)	184,888
1,337	Cheniere Energy, Inc.	299,020
4,486	Northern Oil and Gas, Inc.	161,272
7,976	Sable Offshore Corp.(a)	198,842
5,016	Solaris Oilfield Infrastructure, Inc., Class A	136,886
8,347	TechnipFMC PLC	250,827
68,138	TETRA Technologies, Inc.(a)	282,773
		1,514,508

Financial Services: 5.44%
5,773	Baldwin Insurance Group, Inc.(a)	236,404
3,759	Bancorp, Inc.(a)	229,525
1,377	KKR & Co., Inc., Class A	230,055
9,650	LendingTree, Inc.(a)	433,575
1,964	Palomar Holdings, Inc.(a)	211,857
		1,341,416

Healthcare: 12.85%
8,433	ACADIA Pharmaceuticals, Inc.(a)	157,360
10,091	Bridgebio Pharma, Inc.(a)	345,213
472	Eli Lilly & Co.	382,830
3,175	Insmed, Inc.(a)	243,141
8,264	LivaNova PLC(a)	412,787
1,311	Merit Medical Systems, Inc.(a)	142,742
9,277	Quanterix Corp.(a)	85,256
2,176	Sarepta Therapeutics, Inc.(a)	247,455
3,113	Soleno Therapeutics, Inc.(a)	156,366
Shares		Value (Note 2)
Healthcare (continued)
2,629	TransMedics Group, Inc.(a)	$177,589
6,983	Ultragenyx Pharmaceutical, Inc.(a)	300,478
298	United Therapeutics Corp.(a)	104,649
35,522	WaVe Life Sciences, Ltd.(a)	410,989
		3,166,855

Industrials: 8.03%
1,715	AeroVironment, Inc.(a)	308,957
5,982	Bloom Energy Corp., Class A(a)	141,056
1,804	Chart Industries, Inc.(a)	381,708
2,644	FTAI Aviation Ltd	265,801
10,240	Kratos Defense & Security Solutions, Inc.(a)	341,709
1,218	Louisiana-Pacific Corp.	142,470
794	MasTec, Inc.(a)	115,201
825	Visa, Inc., Class A	281,985
		1,978,887

Technology: 47.85%
7,014	Alphabet, Inc., Class A	1,430,996
7,884	Apple, Inc.	1,860,624
237	ASML Holding NV	175,216
1,099	Astera Labs, Inc.(a)	111,461
3,944	Broadcom, Ltd.	872,689
198	Cadence Design Systems, Inc.(a)	58,929
906	Datadog, Inc., Class A(a)	129,295
81,219	indie Semiconductor, Inc.(a)	332,998
1,746	Meta Platforms, Inc., Class A	1,203,308
5,125	Microsoft Corp.	2,127,183
717	Mongodb Inc(a)	195,970
18,735	NVIDIA Corp.	2,249,511
771	Oracle Corp.	131,116
1,504	Palo Alto Networks, Inc.(a)	277,368
5,472	Pinterest, Inc., Class A(a)	180,357
1,315	Pure Storage, Inc., Class A(a)	89,144
160	ServiceNow, Inc.(a)	162,941
9,559	SkyWater Technology, Inc.(a)	98,745
3,864	Super Micro Computer, Inc.(a)	110,201
		11,798,052

Telecommunications: 1.45%
386	InterDigital, Inc.	70,630
1,356	Lumentum Holdings, Inc.(a)	115,341
2,562	Uber Technologies, Inc.(a)	171,270
		357,241

Utilities: 0.75%
7,260	Aris Water Solutions, Inc.	185,348

	Total Common Stocks
	(Cost $13,856,158)	24,467,768

Shares		Value (Note 2)
Utilities (continued)
SHORT-TERM INVESTMENT: 0.89%
218,618	First American Government Obligations Fund, Class X 4.320% (b)	$218,618

	Total Short-Term Investment
	(Cost $218,618)	218,618

Total Investments: 100.13%
(Cost $14,074,776)		24,686,386

Liabilities In Excess Of Other Assets: (0.13)%		(31,352)
Net Assets: 100.00%		$24,655,034

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Finance & Banking Innovation Fund

January 31, 2025 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.81%
Financial Services: 99.81%
Banks: 73.19%
4,442	Ameris Bancorp	$291,617
5,295	Atlantic Union Bankshares Corp.	199,992
31,241	Axos Financial, Inc.(a)	2,184,683
40,505	Bancorp, Inc.(a)	2,473,235
13,080	Burke & Herbert Financial Services Corp.	841,177
16,270	Byline Bancorp, Inc.	477,362
7,371	Cadence Bank	259,459
22,070	Carter Bankshares Inc(a)	388,873
42,886	CNB Financial Corp.	1,085,016
28,846	Coastal Financial Corp.(a)	2,572,486
20,822	Community Heritage Financial, Inc.	512,013
19,168	Community West Bancshares	373,584
25,356	ConnectOne Bancorp, Inc.	642,521
6,314	East West Bancorp, Inc.	650,153
17,640	Esquire Financial Holdings, Inc.	1,576,487
4,530	Fifth Third Bancorp	200,724
85,424	Finwise Bancorp(a)	1,582,907
250	First Citizens BancShares, Inc., Class A, Class A	551,173
13,910	First Financial Bankshares, Inc.	518,287
33,746	First Internet Bancorp	1,099,107
4,767	First Merchants Corp.	211,846
18,040	Five Star Bancorp	548,596
35,331	F.N.B. Corp.	554,343
4,282	Home BancShares, Inc.	129,274
5,275	Huntington Bancshares, Inc.	90,730
53,343	KeyCorp	959,107
112,091	LINKBANCORP, Inc.	792,483
7,370	Live Oak Bancshares, Inc.	261,561
727	M&T Bank Corp.	146,302
53	Mechanics Bank/Walnut Creek CA	1,404,500
36,457	Metropolitan Bank Holding Corp.(a)	2,337,987
24,238	Northeast Bancorp	2,452,886
2,500	Norwood Financial Corp.	66,550
17,299	NU Holdings, Ltd.(a)	229,039
4,672	Origin Bancorp, Inc.	177,162
16,572	Pathward Financial, Inc.	1,321,286
8,482	Pinnacle Financial Partners, Inc.	1,058,299
3,676	Private Bancorp of America, Inc.(a)	219,641
13,110	QCR Holdings, Inc.	1,019,434
7,930	South State Corp.	837,329
10,408	Synovus Financial Corp.	587,219
19,108	Third Coast Bancshares, Inc.(a)	688,843
28,953	Veritex Holdings, Inc.	775,940
17,931	Western Alliance Bancorp	1,575,597
9,990	Wintrust Financial Corp	1,306,792
Shares		Value (Note 2)
Banks (continued)
4,828	Zions Bancorporation	$279,348
		38,512,950

Banks: Diversified: 7.37%
21,123	First Busey Corp.	512,867
29,189	Fulton Financial Corp.	593,704
10,000	Mid Penn Bancorp, Inc.	301,200
26,520	Old National Bancorp	632,502
13,798	Orrstown Financial Services, Inc.	501,419
8,088	Sandy Spring Bancorp, Inc.	273,617
9,022	UMB Financial Corp.	1,063,694
		3,879,003

Commercial Banks: 0.65%
15,631	First Horizon National Corp.	342,163

Consumer Lending: 2.15%
25,126	LendingTree, Inc.(a)	1,128,911

Diversified Finan Serv: 0.50%
4,478	GBank Financial Holdings, Inc.(a)	187,852
2,971	Perella Weinberg Partners	76,711
		264,563

Diversified Financial Services: 1.50%
25,000	MidWestOne Financial Group, Inc.	790,750

Insurance: 5.49%
5,770	Baldwin Insurance Group, Inc.(a)	236,281
8,914	Bowhead Specialty Holdings, Inc.(a)	288,190
6,059	Selective Insurance Group, Inc.	509,744
38,646	Skyward Specialty Insurance Group, Inc.(a)	1,711,245
4,900	TWFG, Inc.(a)	140,532
		2,885,992

Open End And Misc Investment Vehicles: 1.73%
59,403	Trinity Capital, Inc.	908,866

Private Equity: 1.22%
47,085	P10, Inc., Class A	643,181

Property And Casualty Insurance: 5.06%
4,028	Kinsale Capital Group, Inc.	1,780,134
5,180	Palomar Holdings, Inc.(a)	558,767
72,535	Porch Group, Inc.(a)	322,781
		2,661,682

Real Estate: 0.70%
51,103	Compass, Inc.(a)	370,497

Shares		Value (Note 2)
Savings&Loans: 0.25%
10,923	Brookline Bancorp, Inc.	$133,588

	Total Common Stocks
	(Cost $34,023,626)	52,522,146

WARRANTS: 0.00%
62,749	Paysafe, Ltd., Strike Price $138.00, Expiration Date: 12/31/28	1,443

	Total Warrants
	(Cost $211,219)	1,443

SHORT-TERM INVESTMENT: 0.53%
275,500	First American Government Obligations Fund, Class X 4.320% (b)	275,500

	Total Short-Term Investment
	(Cost $275,500)	275,500

Total Investments: 100.34%
(Cost $34,510,345)		52,799,089

Liabilities In Excess Of Other Assets: (0.34)%		(178,037)
Net Assets: 100.00%		$52,621,052

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund, and Emerald Finance & Banking Innovation Fund (formerly known as "Emerald Banking and Finance Fund") (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by Emerald Mutual Fund Advisers Trust, (the “Adviser”), as the Funds’ Valuation Designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

When such prices or quotations are not available, or when the Funds’ Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds. A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2025 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$924,571,811	$–	$–	$924,571,811
Mutual Fund	52,288,567	–	–	52,288,567
Short-Term Investment	8,557,195	–	–	8,557,195
TOTAL	$985,417,573	$–	$–	$985,417,573

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$24,467,768	$–	$–	$24,467,768
Short-Term Investment	218,618	–	–	218,618
TOTAL	$24,686,386	$–	$–	$24,686,386

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$51,117,646	$1,404,500	$–	$52,522,146
Short-Term Investment	275,500	–	–	275,500
Warrants	1,443	–	–	1,443
TOTAL	$51,394,589	$1,404,500	$–	$52,799,089

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2025 (Unaudited)

3. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Emerald Growth Fund during the nine month period ended January 31, 2025. The Emerald Insights Fund and the Emerald Finance & Banking Innovation Fund had no transactions with affiliates during the nine month period ended January 31, 2025.

Security Name	FAIR Value as of April 30, 2024	Purchases	Sales	FAIR Value as of January 31, 2025	Share Balance as OF January 31, 2025	Dividends	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)
F/m Emerald Life Sciences Innovation ETF	$–	$31,078,469	$–	$52,288,567	1,997,035	$–	$21,210,098	$–
Total	$–	$31,078,469	$–	$52,288,567	1,997,035	$–	$21,210,098	$–